[LETTERHEAD OF THE WADSWORTH GROUP]

February 1, 2001

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re: Rule 497(j)
         RNC Mutual Fund Group, Inc.
         (File Nos. 002-99009, 811-04354)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the RNC Mutual Fund Group, Inc. (the "Corporation"), does not differ from that contained in Post-Effective Amendment No. 18 (the "Amendment") to the Corporation's Registration Statement on Form N1-A. This Amendment was filed electronically on January 29, 2001.

     If you have any questions, please do not hesitate to call me at (626) 852-1033.

                               Very truly yours,

                               /s/ Rita Dam

                               Rita Dam
                               Mutual Fund Administrator